Allowances for Credit Losses and Recorded Investments in Loans and Leases by Segment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	$ 293.4	$ 269.8
Evaluated for Inherent Impairment	29,092.1	29,234.7
Total Loans and Leases	29,385.5	29,504.5
Specifically Evaluated for Impairment	10.4	18.0
Evaluated for Inherent Impairment	267.7	279.9
Allowance assigned to loans and leases	278.1	297.9	294.8
Allowance for Undrawn Exposures Commitments and Standby Letters of Credit	29.8	29.7	34.1
Total Allowance for Credit Losses	307.9	327.6	328.9	357.3
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	99.5	125.0
Evaluated for Inherent Impairment	12,520.5	12,772.2
Total Loans and Leases	12,620.0	12,897.2
Specifically Evaluated for Impairment	8.1	11.0
Evaluated for Inherent Impairment	132.8	155.1
Allowance assigned to loans and leases	140.9	166.1	178.6
Allowance for Undrawn Exposures Commitments and Standby Letters of Credit	27.1	28.1	32.4
Total Allowance for Credit Losses	168.0	194.2	211.0	256.7
Personal
Financing Receivable, Allowance for Credit Losses [Line Items]
Specifically Evaluated for Impairment	193.9	144.8
Evaluated for Inherent Impairment	16,571.6	16,462.5
Total Loans and Leases	16,765.5	16,607.3
Specifically Evaluated for Impairment	2.3	7.0
Evaluated for Inherent Impairment	134.9	124.8
Allowance assigned to loans and leases	137.2	131.8	116.2
Allowance for Undrawn Exposures Commitments and Standby Letters of Credit	2.7	1.6	1.7
Total Allowance for Credit Losses	$ 139.9	$ 133.4	$ 117.9	$ 100.6